Provisions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Provisions
17.	Provisions
Changes in provisions for the years ended December 31, 2021 and 2022, are as follows:

	2021
( i n millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	76,500	￦	105,767	￦	69,925	￦	252,192
Increase (Transfer)		6,288		6,772		19,835		32,895
Usage		(2,599)		(2,776)		(1,926)		(7,301)
Reversal		(24)		(3,685)		(19,188)		(22,897)
Scope change		—		1,086		1,228		2,314
Others		—		194		—		194

Ending balance	￦	80,165	￦	107,358	￦	69,874	￦	257,397

Current	￦	79,947	￦	26,026	￦	65,343	￦	171,316
Non-current		218		81,332		4,531		86,081

	2022
( i n millions of Korean won)	Litigation		Restoration cost		Others		Total
Beginning balance	￦	80,165	￦	107,358	￦	69,874	￦	257,397
Increase (Transfer)		6,005		13,027		5,847		24,879
Usage		(6,155)		(8,143)		(15,783)		(30,081)
Reversal		(43,686)		(3,685)		(4,418)		(51,789)
Others		—		405		(445)		(40)

Ending balance	￦	36,329	￦	108,962	￦	55,075	￦	200,366

Current	￦	34,730	￦	19,918	￦	54,485	￦	109,133
Non-current		1,599		89,044		590		91,233